UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00994

Burnham Investors Trust

(Exact name of registrant as specified in charter)

1325 Avenue of the Americas, 26th Floor

New York, NY 10019

(Address of principle executive offices) (Zip Code)

Jon M. Burnham

1325 Avenue of the Americas, 26th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 874-3863

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

Burnham Fund

Portfolio Holdings As of March 31, 2012 – (Unaudited)

	Number of
	Shares	Value
Common Stocks 92.40%
(percentage of net assets)
CONSUMER DISCRETIONARY 23.38%
Auto Manufacturers 3.03%
Ford Motor Co.	225,000	$2,810,250
Toyota Motor Corp.—Sponsored ADR	15,000	1,302,300

		4,112,550

Casino & Gaming 1.99%
Las Vegas Sands Corp.	35,000	2,014,950
• Melco Crown
Entertainment Ltd.—ADR	50,000	680,500

		2,695,450

Department Stores 0.78%
J.C. Penney Co., Inc.	30,000	1,062,900

Homebuilding 2.48%
Lennar Corp. Class A	40,000	1,087,200
• Pulte Group, Inc.	150,000	1,327,500
• Toll Brothers, Inc.	40,000	959,600

		3,374,300

Hotels, Resorts & Cruise Lines 2.64%
Marriott International, Inc., Class A	65,000	2,460,250
Starwood Hotels & Resorts Worldwide, Inc.	20,000	1,128,200

		3,588,450

Internet Retail 2.24%
• Amazon.com, Inc.	15,000	3,037,650

Restaurants 10.22%
• Chipotle Mexican Grill, Inc., Class A	17,000	7,106,000
McDonald’s Corp.	42,000	4,120,200
Starbucks Corp.	22,000	1,229,580
Yum! Brands, Inc.	20,000	1,423,600

		13,879,380

Total Consumer Discretionary (cost: $20,581,146)		31,750,680

CONSUMER STAPLES 4.27%
Distillers & Vintners 1.23%
Brown-Forman Corp., Class B	20,000	1,667,800

Food Retail 0.92%
Whole Foods Market, Inc.	15,000	1,248,000

Hypermarkets & Super Centers 0.67%
Costco Wholesale Corp.	10,000	908,000

Packaged Food & Meats 1.45%
• The Hain Celestial Group, Inc.	45,000	1,971,450

Total Consumer Staples (cost: $5,022,637)		5,795,250

ENERGY 17.46%
Integrated Oil & Gas 2.88%
Chevron Corp.	20,000	2,144,800
Royal Dutch Shell PLC—ADR	25,000	1,765,750

		3,910,550

	Number of
	Shares	Value
Oil & Gas—Exploration & Production 3.76%
BreitBurn Energy Partners LPa	82,000	$1,567,840
Devon Energy Corp.	30,000	2,133,600
SandRidge Permian Trust[a]	60,000	1,398,600

		5,100,040

Oil & Gas—Refining & Marketing 0.78%
Calumet Specialty Products Partners LP 40,000		1,056,800

Oil & Gas—Storage & Transportation 10.04%
Eagle Rock Energy Partners LP	100,000	989,000
Energy Transfer Equity LP	25,000	1,007,500
Kinder Morgan Energy Partners LPa	50,000	4,137,500
MarkWest Energy Partners LP	30,000	1,753,500
The Williams Companies, Inc.	150,000	4,621,500
Williams Partners LP	20,000	1,131,800

		13,640,800

Total Energy (cost: $16,827,616)		23,708,190

FINANCIAL SERVICES 9.84%
Asset Management & Custody Banks 0.75%
BlackRock, Inc.	5,000	1,024,500

Consumer Finance 2.51%
American Express Co.	59,000	3,413,740

Diversified Banks 1.01%
Wells Fargo & Co.	40,000	1,365,600

Life & Health Insurance 1.93%
MetLife, Inc.	70,000	2,614,500

Other Diversified Financial Services 3.64%
Bank of America Corp.	110,000	1,052,700
Citigroup, Inc.	50,000	1,827,500
JPMorgan Chase & Co.	45,000	2,069,100

		4,949,300

Total Financial Services (cost: $8,983,165)		13,367,640

HEALTH CARE 1.59%
Health Care Equipment 1.59%
• Intuitive Surgical, Inc.	4,000	2,167,000

Total Health Care (cost: $1,214,965)		2,167,000

INDUSTRIALS 10.11%
Aerospace & Defense 0.93%
The Boeing Co.	17,000	1,264,290

Air Freight & Logistics 1.35%
FedEx Corp.	20,000	1,839,200

Construction & Engineering 2.21%
Chicago Bridge & Iron Co. NV	25,000	1,079,750
Fluor Corp.	32,000	1,921,280

		3,001,030

Construction, Farm Machinery & Trucks 3.31%
Caterpillar, Inc.	27,000	2,876,040
Deere & Co.	20,000	1,618,000

		4,494,040

See Notes to Portfolio Holdings	BURNHAM FUND	1

Burnham Fund

Portfolio Holdings (Continued) As of March 31, 2012 – (Unaudited)

	Number of
	Shares	Value
Environmental & Facilities Services 0.68%
• Stericycle, Inc.	11,000	$920,040

Industrial Conglomerates 1.63%
General Electric Co.	110,000	2,207,700

Total Industrials (cost: $10,719,997)		13,726,300

INFORMATION TECHNOLOGY 19.62%
Computer Hardware 12.72%
• Apple, Inc.[b]	25,000	14,986,750
International Business Machines Corp.	11,000	2,295,150

		17,281,900

Computer Storage & Peripherals 1.10%
• EMC Corp.	50,000	1,494,000

Internet Software & Services 2.92%
• Google, Inc., Class A	3,000	1,923,720
• LinkedIn Corp., Class A	20,000	2,039,800

		3,963,520

Semiconductors 0.83%
Intel Corp.	40,000	1,124,400

Systems Software 2.05%
Microsoft Corp.	50,000	1,612,500
Oracle Corp.	40,000	1,166,400

		2,778,900

Total Information Technology (cost: $12,012,455)		26,642,720

MATERIALS 3.05%
Diversified Chemicals 1.87%
Dow Chemical Co.	43,000	1,489,520
E.I. du Pont de Nemours & Co.	20,000	1,058,000

		2,547,520

Diversified Metals & Mining 1.18%
Freeport-McMoRan Copper & Gold, Inc.	42,000	1,597,680

Total Materials (cost: $3,323,526)		4,145,200

TELECOMMUNICATIONS SERVICES 2.00%
Integrated Telecommunications Services 2.00%
CenturyLink Inc.	21,000	811,650
Verizon Communications, Inc.	50,000	1,911,500

		2,723,150

Total Telecommunications Services (cost: $2,204,718)		2,723,150

UTILITIES 1.08%
Multi-Utilities 1.08%
NiSource, Inc.	60,000	1,461,000

Total Utilities (cost: $1,341,796)		1,461,000

Total Common Stocks (cost: $82,232,021)		125,487,130

Exchange Traded Fund 2.39%
(percentage of net assets)
• SPDR Gold Trust	20,000	3,242,800

Total Exchange Traded Fund (cost: $1,538,509)		3,242,800

	Number of Shares	Value
Short-Term Instruments[c] 8.84%
(percentage of net assets)
Money Market Fund 4.23%
Invesco Aim Short-Term Investment Trust—Liquid Assets Portfolio[d]	5,741,385	$5,741,385

Total Money Market Fund (cost: $5,741,385)		5,741,385

	Face
	Value
Time Deposit 4.61%
Brown Brothers Harriman 0.03%, 4/02/12	$6,259,063	6,259,063

Total Time Deposit (cost: $6,259,063)		6,259,063

Total Short-Term Instruments (cost: $12,000,448)		12,000,448

Total Investments 103.63% (Cost: $95,770,978)		$140,730,378

Call options written (0.10)%
(Premiums received: $62,918)		(131,500)

Liabilities, less cash and other assets (3.53)%		(4,797,734)

Net Assets 100.00%		$135,801,144

	Number of
	Contracts
Call Option Written (0.10)%
(percentage of net assets)
Apple, Inc. Calls @ 545 due May 12	20	$(131,500)

Total Call Option Written
(Premiums received: $62,918)		$(131,500)

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at March 31, 2012, based on securities owned was $95,770,978. The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2012 was $45,277,735 and $(318,335), respectively.

•	Indicates securities that do not produce income.
a	All or portion of security out on loan. Total market value of loaned securities at March 31, 2012 was $5,626,230.
b	Securities or partial securities on which call options were written.
c	Inclusive of all short-term holdings, including collateral received from security lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.61%.
d	Represents investment of collateral received from securities lending transactions.

ADR—American Depositary Receipt

2	BURNHAM FUND	See Notes to Portfolio Holdings

BURNHAM Financial Services Fund

Portfolio Holdings As of March 31, 2012 – (Unaudited)

	Number of Shares	Value
Common Stocks 98.27%
(percentage of net assets)

BANKS 44.67%
Banks—Regional 44.67%
• 1st United Bancorp, Inc.	408,168	$2,469,416
Alliance Financial Corp.	12,500	378,875
• Ameris Bancorp	40,000	525,600
• ASB Bancorp, Inc.	38,400	503,040
• Cape Bancorp, Inc.	50,000	399,000
Centerstate Banks, Inc.	176,170	1,437,547
• Citizens Republic Bancorp, Inc.	15,750	245,858
Financial Institutions, Inc.	44,755	723,688
• First California Financial Group, Inc.	150,000	874,500
First Commonwealth Financial Corp.	93,200	570,384
First Midwest Bancorp, Inc.	20,000	239,600
• Guaranty Bancorp	400,000	796,000
Heritage Financial Corp.	25,000	340,000
• Jacksonville Bancorp, Inc.	57,701	203,685
• OmniAmerican Bancorp, Inc.	50,000	968,000
• Park Sterling Corp.	150,000	720,000
• Popular, Inc.	200,000	410,000
Porter Bancorp, Inc.	308,538	675,698
Regions Financial Corp.[a]	60,250	397,047
• Seacoast Banking Corporation of Florida	380,055	668,897
Southern National Bancorp of Virginia, Inc.	15,825	102,863
• State Bank Financial Corp.	60,000	1,050,600
Sterling Bancorp	100,000	959,000
Susquehanna Bancshares, Inc.	94,040	929,115
Tompkins Financial Corp.	12,000	480,720
United Financial Bancorp, Inc.	25,000	395,500
Washington Banking Co.	20,000	276,200
Webster Financial Corp.[a]	20,000	453,400

		18,194,233

Total Banks (cost: $20,124,504)		18,194,233

DIVERSIFIED FINANCIALS 22.51%

Asset Management & Custody Banks 0.44%
Apollo Investment Corp.	25,000	179,250

Investment Banking & Brokerage 7.07%
• Cowen Group, Inc., Class A	680,661	1,844,591
• Gleacher & Co., Inc.	760,054	1,033,674

		2,878,265

Other Diversified Financial Services 2.12%
• Western Liberty Bancorp[3,4]	300,579	862,662

Multi-line Insurance 2.84%
• American International Group, Inc.[a]	37,500	1,156,125

	Number of Shares	Value
Real Estate Investment Trust 3.53%
American Capital Mortgage Investment Corp.[b]	12,500	$272,125
ARMOUR Residential REIT, Inc.[b]	75,000	506,250
MFA Financial, Inc.	25,000	186,750
Newcastle Investment Corp.	75,000	471,000

		1,436,125

Registered Investment Company 4.91%
Solar Senior Capital Ltd.	124,243	2,001,555

Specialized Finance 0.85%
Home Loan Servicing Solutions Ltd.	25,000	348,500

Unregistered Investment Company 0.75%
• Peregrine Holdings LLC 144Ac,3,4	275,000	303,821

Total Diversified Financials (cost: $12,498,805)		9,166,303

THRIFTS & MORTGAGE FINANCE 31.09%

Thrifts & Mortgage Finance 31.09%
Alliance Bancorp, Inc. of Pennsylvania	20,000	230,602
• Atlantic Coast Financial Corp.	81,337	193,582
• Bank of Atlanta 144Ac,4	228,572	285,715
Beacon Federal Bancorp, Inc.	89,838	1,276,598
• Beneficial Mutual Bancorp, Inc.	50,000	437,000
Charter Financial Corp.	138,274	1,238,935
Cheviot Financial Corp.	50,000	423,500
Citizens South Banking Corp., Inc.	416,567	1,895,380
FedFirst Financial Corp.	20,000	275,000
Fox Chase Bancorp, Inc.	25,083	326,079
• Franklin Financial Corp.	90,264	1,212,245
Heritage Financial Group, Inc.	69,597	822,637
Hudson City Bancorp, Inc.	25,000	182,750
• Investors Bancorp, Inc.	114,500	1,719,790
• Meridian Interstate Bancorp, Inc.	19,310	253,540
New England Bancshares, Inc.	3,606	37,647
OceanFirst Financial Corp.	30,000	427,200
• TFS Financial Corp.	150,000	1,425,000

		12,663,200

Total Thrifts & Mortgage Finance (cost: $14,186,588)		12,663,200

Total Common Stocks (cost: $46,809,896)		40,023,736

Warrants 0.00%
(percentage of net assets)

BANKS 0.00%

Banks—Regional 0.00%
• Porter Bancorp, Inc., Expires 06/30/15	45,651	456

Total Banks (cost: $0)		456

Total Warrants (cost: $0)		456

See Notes to Portfolio Holdings	BURNHAM FINANCIAL SERVICES FUND	3

BURNHAM Financial Services Fund

Portfolio Holdings (Continued) As of March 31, 2012 – (Unaudited)

	Face Value	Value
Short-Term Instruments[d] 6.61%
(percentage of net assets)

Certificate of Deposit 0.25%
Eastern Bank 0.15%, 11/20/12	$100,404	$100,404

Total Certificate of Deposit (cost: $100,404)		100,404

	Number of Shares
Money Market Fund 1.90%
Invesco Aim Short-Term
Investment Trust—Liquid
Assets Portfolio[e]	776,119	776,119

Total Money Market Fund (cost: $776,119)		776,119

	Face Value
Time Deposit 4.46%
JPMorgan Chase & Co.
0.03%, 4/02/12	$1,816,958	1,816,958
Total Time Deposit (cost: $1,816,958)		1,816,958

Total Short-Term Instruments (cost: $2,693,481)		2,693,481

Total Investments 104.88% (Cost: $49,503,377)		$42,717,673

Call options written (0.28)%
(Premiums received: $80,646)		(114,375)

Liabilities, less cash and other assets (4.60)%		(1,875,453)

Net Assets 100.00%		$40,727,845

	Number of Contracts
Call Options Written (0.28)%
(percentage of net assets)

American International Group, Inc. Calls
@ 30 due Aug 12	125	$(35,000)
@ 32 due Nov 12	125	(32,375)

		(67,375)

Regions Financial Corp. Calls
@ 7 due Aug 12	250	(11,750)
@ 7.5 due Jan 13	250	(14,000)

		(25,750)

Webster Financial Corp. Calls
@ 22.5 due Jul 12	125	(21,250)

Total Call Options Written (Premiums received: $80,646)		$(114,375)

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at March 31, 2012, based on securities owned was $49,503,377. The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2012 was $4,890,915 and $(11,676,619), respectively.

•	Indicates securities that do not produce income.
a	Securities or partial securities on which call options were written.
b	All or portion of security out on loan. Total market value of loaned securities at March 31, 2012 was $747,275.
c	Indicates a fair valued security. Total market value for fair valued securities is $589,536, representing 1.45% of net assets. See Note 5 to the portfolio holdings.
d	Inclusive of all short-term holdings, including collateral received from security lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.71%.
e	Represents investment of collateral received from securities lending transactions.

4	BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

BURNHAM Financial Industries Fund

Portfolio Holdings As of March 31, 2012 – (Unaudited)

	Number of Shares	Value
Common Stocks 99.00%
(percentage of net assets)

BANKS 37.26%

Banks—Regional 31.99%
• 1st United Bancorp, Inc.[a]	954,247	$5,773,194
Alliance Financial Corp.[a]	25,000	757,750
BB&T Corp.[b]	40,000	1,255,600
Centerstate Banks, Inc.[a]	370,200	3,020,832
Fifth Third Bancorp[b]	50,000	702,500
First Commonwealth Financial Corp.	86,400	528,768
Huntington Bancshares Inc.	150,000	967,500
• Jacksonville Bancorp, Inc.	173,106	611,064
KeyCorp	50,000	425,000
Porter Bancorp, Inc.	252,439	552,842
Regions Financial Corp.[b]	120,500	794,095
• Seacoast Banking Corporation of Florida	500,000	880,000
Susquehanna Bancshares, Inc.[a]	175,000	1,729,000
Synovus Financial Corp.	400,000	820,000
Tompkins Financial Corp.	24,000	961,440
Webster Financial Corp.[b]	50,000	1,133,500
Zions Bancorporation[b]	50,000	1,073,000

		21,986,085

Diversified Banks 5.27%
Comerica, Inc.[b]	50,000	1,618,000
SunTrust Banks, Inc.[b]	50,000	1,208,500
U.S. Bancorp[b]	25,000	792,000

		3,618,500

Total Banks (cost: $24,605,875)		25,604,585

DIVERSIFIED FINANCIALS 48.67%

Asset Management & Custody Banks 1.57%
Apollo Investment Corp.	150,000	1,075,500

Consumer Finance 1.62%
Capital One Financial Corp.[b]	20,000	1,114,800

Investment Banking & Brokerage 10.66%
• Cowen Group, Inc., Class A	1,154,260	3,128,045
• E*Trade Financial Corp.[b]	100,000	1,095,000
• Gleacher & Co., Inc.[a]	2,282,600	3,104,336

		7,327,381

Life & Health Insurance 1.15%
Prudential Financial, Inc.[b]	12,500	792,375

Multi-line Insurance 5.67%
• American International Group, Inc.[a,b]	75,000	2,312,250
Hartford Financial Services Group, Inc.[b]	75,000	1,581,000

		3,893,250

Other Diversified Financial Services 19.52%
Bank of America Corp.[b]	150,000	1,435,500
Citigroup, Inc.[b]	75,000	2,741,250
JPMorgan Chase & Co.[b]	50,000	2,299,000
PNC Financial Services Group, Inc.[b]	15,000	967,350
The Goldman Sachs Group, Inc.[b]	20,000	2,487,400
• Western Liberty Bancorp[3,4]	1,212,690	3,480,420

		13,410,920

	Number of Shares	Value
Real Estate Investment Trust 4.18%
American Capital Mortgage Investment Corp.[c]	25,000	$544,250
ARMOUR Residential REIT, Inc.[c]	150,000	1,012,500
MFA Financial, Inc.	50,000	373,500
Newcastle Investment Corp.	150,000	942,000

		2,872,250

Registered Investment Company 3.29%
Solar Senior Capital Ltd.[a]	140,465	2,262,891

Specialized Finance 1.01%
Home Loan Servicing Solutions Ltd.[c]	50,000	697,000

Total Diversified Financials (cost: $42,466,334)		33,446,367

THRIFTS & MORTGAGE FINANCE 13.07%

Thrifts & Mortgage Finance 13.07%
Beacon Federal Bancorp, Inc.[a]	50,000	710,500
Citizens South Banking Corp., Inc.[a]	199,009	905,491
Fox Chase Bancorp, Inc.	33,152	430,976
Hudson City Bancorp, Inc.	50,000	365,500
• Investors Bancorp, Inc.[a]	279,000	4,190,580
• TFS Financial Corp.[a]	250,000	2,375,000

		8,978,047

Total Thrifts & Mortgage Finance (cost: $7,591,788)		8,978,047

Total Common Stocks (cost: $74,663,997)		68,028,999

Warrants 0.61%
(percentage of net assets)

BANKS 0.61%

Banks—Regional 0.00%
• Porter Bancorp, Inc., Expires 06/30/15	136,956	1,370

Diversified Banks 0.61%
• Comerica, Inc., Expires 11/14/18	50,000	420,500

Total Banks (cost: $249,000)		421,870

Total Warrants (cost: $249,000)		421,870

	Face Value
Short-Term Instruments[d] 10.12%
(percentage of net assets)

Certificate of Deposit 0.15%
Eastern Bank 0.15%, 11/20/12	$100,404	100,404

Total Certificate of Deposit (cost: $100,404)		100,404

	Number of Shares
Money Market Fund 2.43%
Invesco Aim Short-Term
Investment Trust—Liquid Assets Portfolio[e]	1,673,213	1,673,213

Total Money Market Fund (cost: $1,673,213)		1,673,213

See Notes to Portfolio Holdings	BURNHAM FINANCIAL INDUSTRIES FUND	5

BURNHAM Financial Industries Fund

Portfolio Holdings (Continued) As of March 31, 2012 – (Unaudited)

	Face Value	Value
Time Deposit 7.54%
Brown Brothers Harriman 0.03%, 4/02/12	$5,184,051	$5,184,051

Total Time Deposit (cost: $5,184,051)		5,184,051

Total Short-Term Instruments (cost: $6,957,668)		6,957,668

	Number of Contracts
Put Option Purchased 0.04%
(percentage of net assets)

CBOE Holdings, Inc. Puts @ 28 due May 12	400	26,000

Total Put Option Purchased (Cost: $18,410)		26,000

Total Investments 109.77% (Cost: $81,889,075)		$75,434,537

Short sales (23.37%)
(Proceeds: $14,666,813)		(16,059,968)

Call options written (3.16)%
(Premiums received: $1,100,443)		(2,172,100)

Put options written (0.60)%
(Premiums received: $661,028)		(410,000)

Cash and other assets, less liabilities 17.36%		11,927,144

Net Assets 100.00%		$68,719,613

	Number of Shares
Short Sales (23.37)%
(percentage of net assets)

Banks—Regional (14.86)%
CapitalSource, Inc.	100,000	$(660,000)
Community Bank System, Inc.	63,318	(1,822,292)
Cullen/Frost Bankers, Inc.	40,000	(2,327,600)
Glacier Bancorp, Inc.	11,000	(164,340)
National Penn Bancshares, Inc.	117,500	(1,039,875)
• Pinnacle Financial Partners, Inc.	63,333	(1,162,161)
Prosperity Bancshares, Inc.	25,000	(1,145,000)
• Signature Bank	30,000	(1,891,200)

		(10,212,468)

Consumer Finance (5.19)%
Advance America Cash Advance Centers, Inc.	60,000	(629,400)
• First Cash Financial Services, Inc.[b]	20,000	(857,800)
Lender Processing Services, Inc.[b]	80,000	(2,080,000)

		(3,567,200)

	Number of Shares	Value
Investment Banking & Brokerage (1.12)%
• Knight Capital Group, Inc.	60,000	$(772,200)

Real Estate Investment Trust (0.96)%
Capstead Mortgage Corp.	50,000	(655,500)

Specialized Finance (1.24)%
CBOE Holdings, Inc.	30,000	(852,600)

Total Short Sales (Proceeds: $14,666,813)		(16,059,968)

	Number of Contracts
Call Options Written (3.16)%
(percentage of net assets)

American International Group, Inc. Calls
@ 30 due Aug 12	250	(70,000)
@ 32 due Nov 12	250	(64,750)

		(134,750)

Bank of America Corp. Calls
@ 5.5 due May 12	250	(100,000)
@ 6 due Aug 12	250	(88,750)
@ 11 due Aug 12	500	(23,000)
@ 12 due Nov 12	500	(23,000)

		(234,750)

BB&T Corp. Calls
@ 28 due Jun 12	200	(71,000)
@ 30 due Jan 13	200	(68,000)

		(139,000)

Capital One Financial Corp. Calls
@ 48 due Jun 12	200	(168,000)

Citigroup, Inc. Calls
@ 34 due Jun 12	250	(93,750)
@ 38 due Sep 12	250	(64,500)
@ 42 due Jan 13	250	(51,000)

		(209,250)

Comerica, Inc. Calls
@ 28 due Apr 12	250	(105,000)
@ 30 due Jul 12	100	(35,000)
@ 33 due Jul 12	150	(25,650)

		(165,650)

E*Trade Financial Corp. Calls
@ 10 due Jul 12	500	(71,500)
@ 10 due Jan 13	500	(102,000)

		(173,500)

Fifth Third Bancorp Calls
@ 15 due Aug 12	250	(14,250)
@ 15 due Jan 13	250	(24,750)

		(39,000)

6	BURNHAM FINANCIAL INDUSTRIES FUND	See Notes to Portfolio Holdings

BURNHAM Financial Industries Fund

Portfolio Holdings (Continued) As of March 31, 2012 – (Unaudited)

	Number of Contracts	Value
Hartford Financial Services Group, Inc. Calls
@ 22 due May 12	250	$(20,000)
@ 24 due Sep 12	250	(22,250)
@ 25 due Jan 13	250	(26,250)

		(68,500)

JPMorgan Chase & Co. Calls
@ 39 due Jun 12	250	(177,500)
@ 45 due Sep 12	250	(84,500)

		(262,000)

PNC Financial Services Group, Inc. Calls
@ 65 due May 12	150	(20,850)

Prudential Financial, Inc. Calls
@ 62.5 due Jun 12	125	(42,500)

Regions Financial Corp. Calls
@ 7 due Aug 12	500	(23,500)
@ 7.5 due Jan 13	500	(28,000)

		(51,500)

SunTrust Banks, Inc. Calls
@ 20 due Jul 12	250	(116,250)
@ 25 due Jul 12	250	(33,750)

		(150,000)

The Goldman Sachs Group, Inc. Calls
@ 115 due Apr 12	100	(104,500)
@ 125 due Jul 12	100	(78,100)

		(182,600)

U.S. Bancorp Calls
@ 31 due Jun 12	250	(39,750)

Webster Financial Corp. Calls
@ 22.5 due Jul 12	250	(42,500)

Zions Bancorporation Calls
@ 24 due Jul 12	250	(17,250)
@ 25 due Jan 13	250	(30,750)

		(48,000)

Total Call Options Written (Premiums received: $1,100,443)		(2,172,100)

Put Options Written (0.60)%
(percentage of net assets)

Ameriprise Financial, Inc. Puts
@ 40 due Sep 12	300	(16,500)

BB&T Corp. Puts
@ 22 due Jan 13	200	(11,600)
@ 24 due Sep 12	200	(8,600)

		(20,200)

Capital One Financial Corp. Puts
@ 40 due Sep 12	200	(11,800)

First Cash Financial Services, Inc. Puts
@ 40 due Jun 12	100	(16,500)

	Number of Contracts	Value
Hartford Financial Services Group, Inc. Puts
@ 21 due Jun 12	250	$(35,000)
@ 21 due Sep 12	500	(107,500)
@ 22 due Jun 12	500	(101,500)

		(244,000)

Lender Processing Services, Inc. Puts
@ 16 due Jun 12	100	(5,500)
@ 18 due Jun 12	200	(2,000)
@ 19 due Sep 12	200	(18,000)

		(25,500)

SunTrust Banks, Inc. Puts
@ 21 due Jul 12	500	(37,000)

Wells Fargo & Co. Puts
@ 28 due Jul 12	500	(22,500)

Zions Bancorporation Puts
@ 14 due Jul 12	500	(10,000)
@ 15 due Jul 12	250	(6,000)

		(16,000)

Total Put Options Written (Premiums received: $661,028)		$(410,000)

Federal Income Tax Basis of Investment Securities

The tax cost of the fund at March 31, 2012, based on securities owned was $81,889,075. The unrealized gross appreciation/ (depreciation) for all securities in the fund at March 31, 2012 was $8,354,114 and $(14,808,652), respectively.

•	Indicates securities that do not produce income.
a	Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.
b	Securities or partial securities on which call/put options were written.
c	All or portion of security out on loan. Total market value of loaned securities at March 31, 2012 was $1,612,823.
d	Inclusive of all short-term holdings, including collateral received from security lending activities. Not including such collateral, the percentage of portfolio holdings would be 7.69%.
e	Represents investment of collateral received from securities lending transactions.

See Notes to Portfolio Holdings	BURNHAM FINANCIAL INDUSTRIES FUND	7

NOTES TO PORTFOLIO HOLDINGS – MARCH 31, 2012 (UNAUDITED)

Valuation and Investment Practices

1.	Valuing Securities

Fair Value Pricing

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. By its nature a fair value price is an estimate and differences between fair value and what a security is sold for could be material. Securities for which market quotations are not readily available, or that have quotations which Burnham Asset Management (“Management” or the “Adviser”) believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. For additional information see Note 5 – Fair Value of Financial Instruments.

The funds use these methods to value portfolio securities:

Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price (“NOCP”) on the valuation date. If there are no trades or there is no closing price that day, securities are valued at the last available or official bid price.

Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

Money market instruments and other temporary cash investments whose maturity is less than 60 days are valued at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date. For temporary cash investments whose maturity is longer than 60 days, the funds value them the same way bonds are valued.

Repurchase agreements, which each fund can use as long as the counterparties meet the Trustees’ credit standards, are recorded at cost. Any repurchase agreements must be fully collateralized by U.S. government securities, which are held by a custodian bank until the agreements mature. These securities are monitored daily to ensure that their value (including interest) is at least 102% of the amount owed to a fund under the related repurchase agreement. In the event of counterparty default, a fund has the right to use the collateral to offset losses incurred. There is potential loss in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.

Option contracts may be written or purchased to manage exposure to certain changes in the market or as a substitute for securities transactions. When a Fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than in current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, options are valued at the last bid price for purchased options and for written options.

Short sales

The funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured daily by Management. During the period ended March 31, 2012, the Burnham Financial Industries Fund sold short to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Adviser’s research. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times; cash, U.S. government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds’ prime broker. The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period, only the Burnham Financial Industries Fund engaged in short sales.

Accounting for Portfolio Transactions

The funds account for purchases and sales of portfolio securities as of each security’s trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.

2.	Securities Lending

The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

8	NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORTFOLIO HOLDINGS – MARCH 31, 2012 (UNAUDITED)

When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral.

At March 31, 2012, securities or a portion of these securities are out on loan. The aggregate market value of these loaned securities and the value of the cash collateral the funds received are as follows:

	Loaned Securities Market Value	% of Net Assets	Value of Cash Collateral
Burnham Fund	$5,626,230	4.14%	$5,741,385
Burnham Financial Services Fund	$747,275	1.83%	$776,119
Burnham Financial Industries Fund	$1,612,823	2.35%	$1,673,213

3.	Transactions with Affiliated Securities

During the period ended March 31, 2012, the Burnham Financial Services Fund and the Burnham Financial Industries Fund owned shares of the following affiliated securities. An affiliated security is a security in which the fund has ownership of at least 5% of the voting securities.

Affiliate	Value at 12/31/11	Cost of Purchases	Change in Unrealized Gain/ (Loss)	Value at 3/31/12	Dividend Income
Burnham Financial Services Fund:
Peregrine Holdings LLC	$303,821	$—	$—	$303,821	$—
Western Liberty Bancorp	$826,592	$—	$36,070	$862,662	$—
Burnham Financial Industries Fund:
Western Liberty Bancorp	$3,334,898	$—	$145,522	$3,480,420	$—

4.	Restricted Securities

The funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At March 31, 2012, the Burnham Financial Services Fund and the Burnham Financial Industries Fund owned the following restricted securities, which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of these securities is determined using quotations supplied by a pricing service or broker, or if not available, is determined in good faith pursuant to procedures adopted by the Board of Trustees. Certain of these securities may be offered and sold to “qualified institutional buyers” under the Rule 144A of the 1933 Act.

Fund	Description, Date of Purchase, % of Net Assets	Shares	Cost	Value
Burnham Financial Services Fund	Bank of Atlanta 05/08/06 0.70%	228,572	$1,600,004	$285,715

	Peregrine Holdings LLC 05/31/02 0.75%	275,000	$303,821	$303,821

	Western Liberty Bancorp 10/07/09 2.12%	300,579	$2,831,955	$862,662

Burnham Financial Industries Fund	Western Liberty Bancorp 10/07/09 5.06%	1,212,690	$11,316,913	$3,480,420

5.	Fair Value of Financial Instruments

Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quote prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1—Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2—Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3—Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately

NOTES TO PORTFOLIO HOLDINGS	9

NOTES TO PORTFOLIO HOLDINGS – MARCH 31, 2012 (UNAUDITED)

placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At March 31, 2012	Level 1	Level 2	Level 3	Total
Burnham Fund
Common Stock:
Consumer Discretionary	$31,750,680	$—	$—	$31,750,680
Consumer Staples	5,795,250	—	—	5,795,250
Energy	23,708,190	—	—	23,708,190
Financial Services	13,367,640	—	—	13,367,640
Health Care	2,167,000	—	—	2,167,000
Industrials	13,726,300	—	—	13,726,300
Information Technology	26,642,720	—	—	26,642,720
Materials	4,145,200	—	—	4,145,200
Telecommun- ications Services	2,723,150	—	—	2,723,150
Utilities	1,461,000	—	—	1,461,000
Exchange Traded Fund	3,242,800	—	—	3,242,800
Other Debt Obligation	—	12,000,448	—	12,000,448
Written Option	(131,500)	—	—	(131,500)

Totals	$128,598,430	$12,000,448	$—	$140,598,878

Burnham Financial Services Fund
Common Stock:
Banks	$18,194,233	$—	$—	$18,194,233
Diversified Financials	8,862,482	—	303,821	9,166,303
Thrifts & Mortgage Finance	12,146,883	230,602	285,715	12,663,200
Warrants:
Banks	—	456	—	456
Other Debt Obligations	—	2,693,481	—	2,693,481
Written Options	(114,375)	—	—	(114,375)

Totals	$39,089,223	$2,924,539	$589,536	$42,603,298

Burnham Financial Industries Fund
Common Stock:
Banks	$25,604,585	$—	$—	$25,604,585
Diversified Financials	33,446,367	—	—	33,446,367
Thrifts & Mortgage Finance	8,978,047	—	—	8,978,047
Warrants:
Banks	420,500	1,370	—	421,870
Other Debt Obligations	—	6,957,668	—	6,957,668
Purchased Option	26,000	—	—	26,000
Short Sales	(16,059,968)	—	—	(16,059,968)
Written Options	(2,582,100)	—	—	(2,582,100)

Totals	$49,833,431	$6,959,038	$—	$56,792,469

During the period ended March 31, 2012, there were no transfers between Level 1 and Level 2.

The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended March 31, 2012:

Burnham Financial Services Fund	Level 3 assets
Common Stock:
Balance, January 1, 2012	$589,536
Change in unrealized appreciation/(depreciation)	—

Balance, March 31, 2012	$589,536

The securities classified as Level 3 are private companies. When determining the value the trust’s valuation committee may consult with and gather information from the Adviser as well as other sources. The initial valuation is usually cost, which can then be adjusted based on audited financial statements, subsequent market transactions, events or changes in current operations. Significant increases (decreases) in any of the inputs in isolation would result in a significantly lower (higher) fair value measurement.

Significant unobservable inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2012 are as follows:

	Fair Value at 3/31/2012	Valuation Technique(s)	Unobservable Input	Range
Burnham Financial Services Fund
Investments in Securities
Common Stock	$303,821	Capital Value	Discount	0%
	285,715	Third Party Valuation	Discount	0%

6.	Recently Issued Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU No. 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Adviser is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

10	NOTES TO PORTFOLIO HOLDINGS

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Burnham Investors Trust

By (signature and title)*	/s/ Jon M. Burnham

Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)

Date May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)

Date May 29, 2012

By (signature and title)*	/s/ Michael E. Barna

Michael E. Barna,
Chief Financial Officer (Principal Financial Officer)

Date May 29, 2012